Management and assessment of financial risks - Maturity table (Details) € in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021 EUR (€) item	Dec. 31, 2022 EUR (€) loan	Dec. 31, 2020 item	Dec. 20, 2021 EUR (€)	Nov. 19, 2021 EUR (€)	Sep. 20, 2021 EUR (€)	May 27, 2021 EUR (€)	Aug. 28, 2020 EUR (€)	Jun. 19, 2020 EUR (€)	Apr. 30, 2020 EUR (€)	Apr. 29, 2020 EUR (€)
Management and assessment of financial risks
Contractual capital commitments		€ 14,540
Amount of agreement	€ 32,000				€ 10,000					€ 24,000
Bonds converted to new shares	1,280	228
Interest rate					9.50%
Kreos Tranche 1
Management and assessment of financial risks
Amount of each tranche											€ 3,000
Kreos Tranche 2
Management and assessment of financial risks
Amount of each tranche									€ 3,000
Kreos Tranche 3
Management and assessment of financial risks
Amount of each tranche								€ 3,000
Kreos Tranche 4
Management and assessment of financial risks
Amount of each tranche							€ 6,000
Kreos Tranche 5
Management and assessment of financial risks
Amount of each tranche							€ 6,000
Kreos Tranche 6
Management and assessment of financial risks
Amount of each tranche						€ 6,000
Kreos Tranche 7
Management and assessment of financial risks
Amount of each tranche						€ 6,000
Kreos Tranche 8
Management and assessment of financial risks
Amount of each tranche				€ 3,000
Non-convertible bonds issued to Kreos
Management and assessment of financial risks
Contractual capital commitments		€ 2,685
Conditional advances
Management and assessment of financial risks
Contractual capital commitments		1,083
Lease liability
Management and assessment of financial risks
Contractual capital commitments		470
Convertible notes issued to Kreos
Management and assessment of financial risks
Contractual capital commitments		1,792
Convertible notes to Atlas
Management and assessment of financial risks
Contractual capital commitments		6,462
Bonds converted to new shares | item			330
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables
Management and assessment of financial risks
Contractual capital commitments		2,035
Derivative instruments
Management and assessment of financial risks
Contractual capital commitments		13
Convertible notes Kreos 2021 contract
Management and assessment of financial risks
Amount of agreement					€ 2,250
Less than 1 year
Management and assessment of financial risks
Contractual capital commitments		10,189
Less than 1 year | Non-convertible bonds issued to Kreos
Management and assessment of financial risks
Contractual capital commitments		981
Less than 1 year | Conditional advances
Management and assessment of financial risks
Contractual capital commitments		418
Less than 1 year | Lease liability
Management and assessment of financial risks
Contractual capital commitments		280
Less than 1 year | Convertible notes to Atlas
Management and assessment of financial risks
Contractual capital commitments		6,462
Less than 1 year | Financial liabilities related to the prefinancing of a portion of the research tax credit receivables
Management and assessment of financial risks
Contractual capital commitments		2,035
Less than 1 year | Derivative instruments
Management and assessment of financial risks
Contractual capital commitments		13
1-3 years
Management and assessment of financial risks
Contractual capital commitments		4,351
1-3 years | Non-convertible bonds issued to Kreos
Management and assessment of financial risks
Contractual capital commitments		1,704
1-3 years | Conditional advances
Management and assessment of financial risks
Contractual capital commitments		665
1-3 years | Lease liability
Management and assessment of financial risks
Contractual capital commitments		190
1-3 years | Convertible notes issued to Kreos
Management and assessment of financial risks
Contractual capital commitments		€ 1,792